Overview, Basis of Presentation and Significant Accounting Policies - Additional Information (Details) $ / shares in Units, BRL in Millions				1 Months Ended			3 Months Ended	12 Months Ended					39 Months Ended
		May 05, 2017	Aug. 21, 2013 USD ($)	May 31, 2017 USD ($) $ / shares shares	Apr. 30, 2016	Dec. 31, 2015 USD ($)	Aug. 28, 2015 USD ($)	Aug. 25, 2017 USD ($) Customer Supplier	Aug. 26, 2016 USD ($)	Aug. 26, 2016 BRL	Aug. 28, 2015 USD ($)	Aug. 30, 2013 Reportingunit	Nov. 28, 2014 Reportingunit	Aug. 25, 2017 BRL Customer Supplier	Aug. 26, 2016 BRL
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of reporting units | Reportingunit													2
Stockholders reverse share split, description								1-for-3 reverse share split
Reverse stock split ratio		0.33
Goodwill							$ 43,594,000	$ 46,022,000	$ 44,976,000		$ 43,594,000
Goodwill impairment								0
Amortization expense related to intangible assets								11,939,000	13,368,000		30,829,000
Estimated amortization expense of intangible assets in 2018								5,100,000
Impairment of long-lived assets								0	0		0
Deferred IPO costs								0
Restructuring costs								500,000	1,100,000		1,100,000
Restructuring costs payable								100,000
Restructuring costs paid						$ 100,000					1,000,000
Foreign exchange gains (losses)								$ 286,000	1,101,000		(10,747,000)
Transition services agreement completion period								2015-05
Other income related to transition services agreement	[1]										4,341,000
Restricted cash								$ 7,027,000	6,792,000
Credit Concentration Risk
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of customers | Customer								5						5
Supplier Concentration Risk
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of suppliers | Supplier								5						5
Accounts payable and accrued liabilities								$ 153,700,000	164,800,000
Inventory purchases								1,200,000,000	1,200,000,000		1,500,000,000
Selling, General and Administrative Expenses
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization expense related to intangible assets								$ 7,042,000	8,471,000		24,669,000
Deferred IPO costs expensed							$ 4,000,000
Minimum
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of income tax positions likely to be realized								50.00%
Lease commitments								$ 11,000,000
ICMS
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Tax credits								13,100,000	12,200,000					BRL 40.9	BRL 39.5
Tax credits, subject to vesting								$ 800,000	$ 2,000,000					2.5	6.4
Tax credits, vesting period								48 months	48 months	48 months
Tax credits, valuation adjustment									$ 900,000	BRL 3.0
ICMS | Brazilian Tax Authorities | Minimum
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Sale of excess credits period					24 months
ICMS | Brazilian Tax Authorities | Maximum
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Sale of excess credits period					36 months
ICMS | Earliest Tax Year
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Excess credits to be recovered, year								2018
ICMS | Latest Tax Year
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Excess credits to be recovered, year								2022
ICMS | Other Noncurrent Assets
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Tax credits, vested								$ 12,300,000	10,200,000					38.4	33.1
Tax credits, subject to vesting								200,000	900,000					0.6	2.9
ICMS | Prepaid Expenses and Other Current Assets
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Tax credits, subject to vesting								$ 600,000	1,100,000					BRL 1.9	BRL 3.5
SMART Brazil | ICMS
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Tax benefit, renewal period								2 years
Brazilian Operating Subsidiaries
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)								$ 300,000	$ 1,100,000		$ (10,700,000)
Initial Public Offering
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Issuance of ordinary shares | shares				6,095,000
Sales of stock price, per share | $ / shares				$ 11.00
Proceeds from issuance of initial public offering, net of underwriters' discounts and commissions				$ 63,500,000
Offering expenses				$ 2,700,000
Underwriters’ Overallotment Option
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Issuance of ordinary shares | shares				795,000
Storage Operating Segment
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of reporting units | Reportingunit												2
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Enterprise Business Unit | Storage Operating Segment
Overview Basis Of Presentation And Significant Accounting Policies [Line Items]
Approximate cash proceeds from sale of business			$ 304,000,000

[1]	Agreement entered into with SanDisk (see Note 1(w)).